Expense Example {- Franklin Strategic Income VIP Fund} - FTVIP Class 2-66 - Franklin Strategic Income VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 98
3 years	312
5 years	544
10 years	$ 1,212